Fixed Assets	6 Months Ended
Jun. 30, 2026
Fixed Assets [Abstract]
Fixed assets

Note 8 - Fixed assets

				Office
	Solar	Pumped	Biogas	furniture and
	plants	storage	plants	equipment	Total
	€ in thousands
Cost
Balance as at January 1, 2026	435,286	175,737	40,606	489	652,118
Additions	45,528	31,149	294	9	76,980
Effect of changes in exchange rates	2,008	17,866	-	-	19,874
Balance as at June 30, 2026	482,822	224,752	40,900	498	748,972

Balance as at January 1, 2025	351,414	160,844	39,643	359	552,260
Additions	91,314	12,815	963	130	105,222
Effect of changes in exchange rates	(7,442)	2,078	-	-	(5,364)
Balance as at December 31, 2025	435,286	175,737	40,606	489	652,118

Depreciation
Balance as at January 1, 2026	69,315	-	15,636	291	85,242
Depreciation for the period	8,140	-	529	51	8,720
Effect of changes in exchange rates	36	-	-	-	36
Balance as at June 30, 2026	77,491	-	16,165	342	93,998

Balance as at January 1, 2025	54,715	-	14,592	206	69,513
Depreciation for the year	14,654	-	1,044	85	15,783
Effect of changes in exchange rates	(54)	-	-	-	(54)
Balance as at December 31, 2025	69,315	-	15,636	291	85,242

Carrying amounts
As at June 30, 2026	405,331	224,752	24,735	156	654,974
As at December 31, 2025	365,971	175,737	24,970	198	566,876

Acquisition of fixed assets on credit

As of June 30, 2026, the Company acquired fixed assets on credit in the amount of €5,115 thousand. The cost of acquisition had not yet been paid at the reporting date.